EMPLOYEE BENEFIT PLANS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
EMPLOYEE BENEFIT PLANS
Schedule of funded status of the plans and the amounts recognized in the consolidated balance sheets

	Defined Benefit Plans				Other Postretirement Benefit Plans
	2011		2010		2011		2010
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Change in benefit obligation
Benefit obligation at beginning of year	$761	$2,255	$705	$2,152	$129	$7	$127	$8
Service cost	23	44	21	44	3	-	3	-
Interest cost	44	110	40	102	7	1	7	-
Participant contributions	-	14	-	13	5	-	4	-
Plan amendments	-	(1)	-	-	-	-	-	-
Foreign currency exchange rate changes	-	(13)	-	(23)	-	(1)	-	-
Settlements/transfers	-	(20)	-	(10)	-	-	-	-
Curtailments	-	(38)	-	-	-	-	-	-
Special termination benefits	-	8	-	-	-	-	-	-
Actuarial loss	47	83	34	64	1	-	5	-
Benefits paid	(41)	(111)	(39)	(87)	(17)	(1)	(17)	(1)

Benefit obligation at end of year	$834	$2,331	$761	$2,255	$128	$6	$129	$7

Change in plan assets
Fair value of plan assets at beginning of year	$517	$2,025	$461	$1,880	$-	$-	$-	$-
Actual return on plan assets	(7)	43	61	163	-	-	-	-
Foreign currency exchange rate changes	-	(10)	-	(15)	-	-	-	-
Participant contributions	-	14	-	13	5	-	4	-
Other	-	(1)	-	2	-	-	-	-
Company contributions	69	86	34	79	12	1	13	1
Settlements/transfers	-	(20)	-	(10)	-	-	-	-
Benefits paid	(41)	(111)	(39)	(87)	(17)	(1)	(17)	(1)

Fair value of plan assets at end of year	$538	$2,026	$517	$2,025	$-	$-	$-	$-

Funded status
Fair value of plan assets	$538	$2,026	$517	$2,025	$-	$-	$-	$-
Benefit obligation	834	2,331	761	2,255	128	6	129	7

Accrued benefit cost	$(296)	$(305)	$(244)	$(230)	$(128)	$(6)	$(129)	$(7)

Amounts recognized in balance sheet
Noncurrent asset	$-	$100	$-	$75	$-	$-	$-	$-
Current liability	(6)	(6)	(5)	(6)	(12)	-	(12)	-
Noncurrent liability	(290)	(399)	(239)	(299)	(116)	(6)	(117)	(7)

	$(296)	$(305)	$(244)	$(230)	$(128)	$(6)	$(129)	$(7)

Schedule of amounts recognized in accumulated other comprehensive loss (income)

	Defined Benefit Plans				Other Postretirement Benefit Plans
	2011		2010		2011		2010
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Amounts recognized in accumulated other comprehensive loss (income)
Net actuarial loss	$368	$636	$284	$513	$25	$1	$26	$1
Prior service cost	(22)	2	(27)	2	(10)	-	(13)	-
Transition obligation	1	-	1	-	-	-	-	-

	$347	$638	$258	$515	$15	$1	$13	$1

Schedule of amounts in accumulated other comprehensive loss that are expected to be recognized as components of net periodic benefit cost during the next fiscal year

	Defined Benefit Plans		Other Postretirement Benefit Plans
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Actuarial loss	$21	$28	$2	$-
Prior service cost	(5)	(2)	(3)	-

Total	$16	$26	$(1)	$-

Components of the net periodic benefit costs

	Defined Benefit Plans		Other Postretirement Benefit Plans
	Three months ended September 30,		Three months ended September 30,
	2012	2011	2012	2011
Service cost	$12	$18	$1	$-
Interest cost	36	39	2	2
Expected return on assets	(45)	(47)	-	-
Amortization of prior service cost	(2)	(2)	(1)	(1)
Amortization of actuarial loss	13	9	-	1
Settlement loss	8	-	-	-

Net periodic benefit cost	$22	$17	$2	$2

	Defined Benefit Plans		Other Postretirement Benefit Plans
	Nine months ended September 30,		Nine months ended September 30,
	2012	2011	2012	2011
Service cost	$43	$51	$3	$2
Interest cost	109	116	5	6
Expected return on assets	(136)	(141)	-	-
Amortization of prior service cost	(6)	(5)	(2)	(2)
Amortization of actuarial loss	37	26	1	1
Settlement loss	8	-	-	-

Net periodic benefit cost	$55	$47	$7	$7

	Defined Benefit Plans
	U.S. plans			Non-U.S. plans
	2011	2010	2009	2011	2010	2009
Service cost	$23	$21	$20	$44	$44	$43
Interest cost	44	40	41	110	102	102
Expected return on plan assets	(47)	(42)	(41)	(140)	(121)	(104)
Amortization of transition obligation	-	-	-	-	-	1
Amortization of prior service cost	(4)	(5)	(5)	(2)	(1)	(1)
Amortization of actuarial loss	16	11	7	21	19	33
Settlement loss	-	-	2	-	-	-
Special termination benefits	-	-	-	8	-	2

Net periodic benefit cost	$32	$25	$24	$41	$43	$76

	Other Postretirement Benefit Plans
	U.S. plans			Non-U.S. plans
	2011	2010	2009	2011	2010	2009
Service cost	$3	$3	$3	$-	$-	$3
Interest cost	7	7	8	1	-	-
Amortization of prior service cost	(3)	(3)	(4)	-	-	-
Amortization of actuarial loss	2	1	1	-	-	-

Net periodic benefit cost	$9	$8	$8	$1	$-	$3

Schedule of amounts recognized in net periodic benefit cost and other comprehensive income (loss)

	Defined Benefit Plans
	U.S. plans			Non-U.S. plans
	2011	2010	2009	2011	2010	2009
Current year actuarial loss (gain)	$101	$16	$(7)	$182	$20	$(124)
Amortization of actuarial gain	(16)	(11)	(7)	(21)	(19)	(33)
Current year prior service (credit) cost	-	-	-	(2)	-	1
Amortization of prior service cost	4	4	5	2	1	1
Amortization of transition asset	-	-	-	-	-	(1)
Curtailment effects	-	-	-	(38)	-	(12)
Settlements	-	-	(2)	-	-	-

Total recognized in other comprehensive loss (income)	89	9	(11)	123	2	(168)
Net periodic benefit cost	32	25	24	41	43	76

Total recognized in net periodic benefit cost and other comprehensive loss (income)	$121	$34	$13	$164	$45	$(92)

	Other Postretirement Benefit Plans
	U.S. plans			Non-U.S. plans
	2011	2010	2009	2011	2010	2009
Current year actuarial loss (gain)	$1	$5	$(14)	$-	$-	$-
Amortization of actuarial gain	(1)	(2)	(1)	-	-	-
Current year prior service credit	-	-	(5)	-	-	-
Amortization of prior service cost	2	3	4	-	-	-

Total recognized in other comprehensive loss (income)	2	6	(16)	-	-	-
Net periodic benefit cost	9	8	8	1	-	3

Total recognized in net periodic benefit cost and other comprehensive loss (income)	$11	$14	$(8)	$1	$-	$3

Schedule of weighted-average assumptions used to determine the projected benefit obligation and the net periodic pension cost

	Defined Benefit Plans
	U.S. plans			Non U.S. plans
	2011	2010	2009	2011	2010	2009
Projected benefit obligation
Discount rate	5.30%	5.70%	5.90%	4.39%	4.69%	4.94%
Rate of compensation increase	3.88%	3.88%	3.88%	3.44%	3.38%	3.23%
Net periodic pension cost
Discount rate	5.70%	5.90%	6.47%	4.69%	4.94%	5.04%
Rate of compensation increase	3.88%	3.88%	3.77%	3.38%	3.23%	3.21%
Expected return on plan assets	8.19%	8.20%	8.25%	6.62%	6.65%	6.62%

	Other Postretirement Benefit Plans
	U.S. plans			Non U.S. plans
	2011	2010	2009	2011	2010	2009
Projected benefit obligation
Discount rate	5.09%	5.46%	5.59%	6.09%	6.69%	7.47%
Net periodic pension cost
Discount rate	5.46%	5.59%	6.39%	6.69%	7.47%	7.60%

Schedule of effect on one-percent-point change in assumed health care cost trend rates

	Increase	Decrease
Asset category
Effect on total of service and interest cost	$-	$-
Effect on postretirement benefit obligation	4	(4)

Schedule of projected benefit obligation and fair value of plan assets for the defined benefit plans with projected benefit obligations in excess of fair value of plan assets

	U.S. plans		Non-U.S. plans
	2011	2010	2011	2010
Projected benefit obligation in excess of plan assets
Projected benefit obligation	$834	$761	$1,897	$1,797
Fair value of plan assets	538	517	1,492	1,493

Schedule of defined benefit plans with an accumulated benefit obligation in excess of fair value of plan assets

	U.S. plans		Non-U.S. plans
	2011	2010	2011	2010
Accumulated benefit obligation in excess of plan assets
Projected benefit obligation	$834	$761	$1,618	$745
Accumulated benefit obligation	789	712	1,500	684
Fair value of plan assets	538	517	1,251	514

Schedule of expected future contributions and benefit payments

	U.S. Plans		Non-U.S. Plans
	Defined Benefit Plans	Other Postretirement Benefit Plans	Defined Benefit Plans	Other Postretirement Benefit Plans
2012 expected employer contributions
To plan trusts	$72	$11	$70	$1
Expected benefit payments
2012	58	11	97	1
2013	59	11	91	1
2014	50	11	93	1
2015	50	11	99	1
2016	53	11	101	1
2017 - 2021	302	50	546	2

Schedule of plan assets measured at fair value on a recurring basis

		Fair Value Amounts Using
Asset category	December 31, 2011	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
U.S. pension plans:
Equities	$294	$166	$128	$-
Fixed income	170	106	64	-
Real estate/other	72	45	-	27
Cash	2	2	-	-

Total U.S. pension plan assets	$538	$319	$192	$27

Non-U.S. pension plans:
Equities	$771	$361	$410	$-
Fixed income	923	304	619	-
Real estate/other	316	1	281	34
Cash	16	16	-	-

Total non-U.S. pension plan assets	$2,026	$682	$1,310	$34

		Fair Value Amounts Using
Asset category	December 31, 2010	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
U.S. pension plans:
Equities	$295	$174	$121	$-
Fixed income	155	97	57	1
Real estate/other	64	45	-	19
Cash	3	3	-	-

Total U.S. pension plan assets	$517	$319	$178	$20

Non-U.S. pension plans:
Equities	$868	$440	$428	$-
Fixed income	891	244	647	-
Real estate/other	248	2	213	33
Cash	18	18	-	-

Total non-U.S. pension plan assets	$2,025	$704	$1,288	$33

Reconciliation of the beginning and ending balances of plan assets measured at fair value using unobservable inputs (level 3)

	Real Estate/Other
Fair Value Measurements of Plan Assets Using Significant Unobservable Inputs (Level 3)	Year ended December 31, 2011	Year ended December 31, 2010
Balance at beginning of period	$52	$33
Return on pension plan assets	(1)	3
Purchases, sales and settlements	10	16

Balance at end of period	$61	$52

	Fixed Income
Fair Value Measurements of Plan Assets Using Significant Unobservable Inputs (Level 3)	Year ended December 31, 2011	Year ended December 31, 2010
Balance at beginning of period	$1	$-
Return on pension plan assets	-	-
Purchases, sales and settlements	(1)	1

Balance at end of period	$-	$1

Schedule of asset allocation for pension plans and the target allocation, by asset category

Asset category	Target Allocation 2012	Allocation at December 31, 2011	Allocation at December 31, 2010
U.S. pension plans:
Equities	54%	55%	57%
Fixed income	33%	32%	30%
Real estate/other	13%	13%	12%
Cash	-	-	1%

Total U.S. pension plans	100%	100%	100%

Non-U.S. pension plans:
Equities	39%	38%	43%
Fixed income	45%	46%	44%
Real estate/other	15%	15%	12%
Cash	1%	1%	1%

Total non-U.S. pension plans	100%	100%	100%